December 27, 2007

Mark C. Amorosi
D 202.778.9351
F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Preliminary Proxy Statement for AXA Enterprise Funds Trust (File No. 811-21695)

Dear Sir or Madam:

On behalf of AXA Enterprise Funds Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement (the “Proxy Statement”) to be used in connection with special joint meetings of the shareholders of the Trust anticipated to be held on February 22, 2008 (the “Meetings”). The Proxy Statement consists of a letter from the President of the Trust, the Notice of the Meetings, the Proxy Statement and Forms of Proxy.

We anticipate that definitive proxy materials will be mailed to shareholders on or about January 11, 2008.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc: Patricia Louie

      Enterprise Capital Management, Inc.